Payroll costs, share based payments and management incentive schemes (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits And Share-Based Payments [Abstract]
Disclosure of Employee Benefit Expense
The table below discloses the Company’s aggregate payroll costs of employees. Payroll costs exclude long term management incentive scheme and share based payment costs, but includes bonus costs.

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	€m	€m	€m
Wages and salaries	332.3	347.7	330.5
Social security costs	89.9	88.4	73.8
Other pension costs	16.8	17.5	17.5
Total payroll costs	439.0	453.6	421.8

Disclosure of number and weighted average exercise prices of share options

	2018 Award	2019 Award	2020 Award	2021 Award	2022 Award	2023 Award	Other Awards	Total
Number of awards outstanding at January 1, 2023	193,990	152,695	598,173	683,549	894,750	—	176,000	2,699,157
Granted	—	—	—	—	—	1,209,137	87,000	1,296,137
Forfeited	—	—	(11,735)	(77,949)	(164,156)	(205,329)	(100,000)	(559,169)
Lapsed	—	—	(171,579)	—	—	—	—	(171,579)
Vested and issued	(193,990)	(152,695)	(414,859)	—	—	—	—	(761,544)
Number of awards outstanding at December 31, 2023	—	—	—	605,600	730,594	1,003,808	163,000	2,503,002
2024:

	2021 Award	2022 Award	2023 Award	2024 Award	Other Awards	Total
Number of awards outstanding at January 1, 2024	605,600	730,594	1,003,808	—	163,000	2,503,002
Granted	—	—	—	1,193,261	292,991	1,486,252
Forfeited	—	(25,611)	(81,558)	(134,069)	(14,000)	(255,238)
Lapsed	(129,048)	—	—	—	—	(129,048)
Vested and issued	(476,552)	—	—	—	—	(476,552)
Number of awards outstanding at December 31, 2024	—	704,983	922,250	1,059,192	441,991	3,128,416
2025:

	2022 Award	2023 Award	2024 Award	2025 Award	Other Awards	Total
Number of awards outstanding at January 1, 2025	704,983	922,250	1,059,192	—	441,991	3,128,416
Granted	—	—	—	1,200,731	259,000	1,459,731
Forfeited	(148,989)	(145,095)	(185,685)	(156,243)	(35,000)	(671,012)
Vested and issued	(555,994)	—	—	—	(76,000)	(631,994)
Number of awards outstanding at December 31, 2025	—	777,155	873,507	1,044,488	589,991	3,285,141

Inputs and assumptions underlying the Monte Carlo Model

	2023 award	2024 award	2025 award
Grant date price and fair value of share award	$17.24	$16.95	$18.90
Exercise price	$—	$—	$—
Remaining contractual life of performance share award	Nil	1 year	2.2 years
Remaining contractual life of restricted share unit award	Not applicable	1 year	2.2 years